Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

6. Cash and cash equivalents

	December 31,	December 31,
	2021	2020
Cash at bank and on hand	20,484,836	18,695,040
Total cash and cash equivalents	20,484,836	18,695,040

Split by currency:

	December 31,	December 31,
	2021	2020
CHF	44.33%	60.53%
USD	54.47%	38.70%
EUR	0.58%	0.63%
GBP	0.62%	0.14%
Total	100.00%	100.00%

The Group pays interests on CHF cash and cash equivalents and earns interests on USD cash and cash equivalents. The Group invests its cash balances into a variety of current and deposit accounts mainly with Swiss banks.In addition, the Group invests a portion of its USD cash in line with its treasury guidelines.

All cash and cash equivalents were held either at banks or on hand at December 31, 2021 and December 31, 2020.

Credit quality of cash and cash equivalents

The table below shows the cash and cash equivalents by credit rating of the major counterparties:

	December 31,	December 31,
	2021	2020
External credit rating of counterparty
P‑1 / A‑1	11,943,391	17,379,008
Other	8,541,279	1,315,875
Cash on hand	166	157
Total cash and cash equivalents	20,484,836	18,695,040

External credit ratings of counterparties were obtained from Moody’s (P-1) or Standard & Poor’s (A-1).